Schedule of Rollforward of Level Three Assets and Liabilities Held at Fair Value on Recurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Effect to net income included in interest credited to contract holder funds	$ 125.9	$ (106.6)
Effect to net income included in contract benefits	$ 5.1	$ (4.3)